Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated March 20, 2018
to the
PMC Core Fixed Income Fund (the “Fund”)
Summary Prospectus and Prospectus
dated December 28, 2017

This supplement makes the following amendments to disclosures in the Fund’s Summary Prospectus and Prospectus dated December 28, 2017:

Effective February 15, 2018, Mr. Wesley Sparks, a Portfolio Manager for Schroder Investment Management North America Inc. (“Schroder”), which serves as a sub-adviser to the Fund, is no longer a Portfolio Manager of the Fund.  Accordingly, all references to Mr. Sparks as a Portfolio Manager of the Fund in the Fund’s Prospectus and Summary Prospectus are hereby removed.  Also effective February 15, 2018, Ms. Lisa Hornby, a Portfolio Manager for Schroder, has been added as a Portfolio Manager of the Fund.

The following disclosures are hereby revised to reflect the addition of Ms. Hornby as a Portfolio Manager of the Fund:

Summary Prospectus

The disclosure under the Summary Prospectus Section entitled “Management – Portfolio Managers” on page 5 is amended to read as follows:

Portfolio Managers.  The Fund is managed by the following team of portfolio managers:

Portfolio Manager	Years of Service with the Fund	Primary Title
Neil Sutherland	Since 2014	Fixed Income Portfolio Manager, Schroder
Lisa Hornby	Since 2018	CFA, Fixed Income Portfolio Manager, Schroder
Andrew Johnson	Since 2007	Managing Director and Board Member of NBIA
Thomas Marthaler	Since 2013	CFA, Managing Director of NBIA
Brandon R. Thomas	Since 2010	Managing Director, Co-Founder and Chief Investment Officer of the Adviser

Prospectus

The disclosure under the section entitled “Management of the Fund – Portfolio Managers” on page 28 is amended to include the following:

Schroder Investment Management North America Inc.
The Adviser has entered into a sub-advisory agreement with Schroder Investment Management North America Inc. (“Schroder”) to manage a portion of the Core Fixed Income Fund’s assets.  Schroder is located at 7 Bryant Park, New York, NY 10018, and is a registered investment adviser.  Schroder is controlled by Schroder U.S. Holdings Inc., and is an indirect wholly-owned subsidiary of Schroders plc, who, through its affiliated companies, is a global asset management group with over $562.9 billion in assets under management, as of September 30, 2017.  Schroder provides asset management products and services to clients in the U.S. and Canada, including individual investors, investment companies and institutional clients.  As of September 30, 2017, Schroder had $109.8 billion in assets under management.

Schroder uses a team approach to decisionmaking, in which a team of portfolio managers focuses on an area of market expertise rather than a specific set of portfolios.

A discussion regarding the basis for the Board of Trustees’ approval of the sub-advisory agreement between the Adviser and Schroder is included in the Funds’ annual report to shareholders for the fiscal year ended August 31, 2017.

Neil Sutherland
Neil Sutherland is a Fixed Income portfolio manager based in New York.  He is a member of the team responsible for managing all Multi-sector portfolios.  Mr. Sutherland joined Schroder in 2013 following the acquisition of STW Fixed Income Management, where he had worked since 2008.  At STW, Mr. Sutherland was Principal, Portfolio Manager and a member of the team responsible for managing $11 billion in Multi-Sector portfolios including Core, Long Duration and Tax-Aware strategies.  Prior to that, Mr. Sutherland spent seven years at AXA Investment Managers, where he was the Senior Fixed Income Manager responsible for Credit and Absolute Return strategies.  Before that, Mr. Sutherland was a portfolio manager for the Newton Investment Group’s Global Fixed Income team, where he managed a broad range of multi-currency global Fixed Income portfolios.  Mr. Sutherland holds an MA in Business and Politics from the University of Dublin, Trinity College.

Lisa Hornby, CFA®
Lisa Hornby, CFA®, is a Fixed Income portfolio manager based in New York.  She is a member of the team responsible for managing all Multi-sector portfolios.  In addition, she is one of the named portfolio managers on the Schroder ISF USD Bond Fund.  Ms. Hornby joined Schroder in 2010.  Prior to that, Ms. Hornby was an analyst at Barclays Capital from 2007 to 2010, in a 3-year graduate rotational program.  Ms. Hornby has been a contributor to various financial publications, in addition to a frequent guest on Bloomberg TV.  Ms. Hornby holds the Chartered Financial Analyst® designation and received her BA in Economics with Honors from Rutgers University where she was also member of member of Phi Beta Kappa.

Please retain this supplement with your Summary Prospectus and Prospectus dated December 28, 2017.

Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated March 20, 2018
to the
PMC Core Fixed Income Fund (the “Fund”)
Statement of Additional Information (“SAI”)
dated December 28, 2017

This supplement makes the following amendments to disclosures in the Fund’s SAI dated December 28, 2017:

Effective February 15, 2018, Mr. Wesley Sparks, a Portfolio Manager for Schroder Investment Management North America Inc. (“Schroder”), which serves as a sub-adviser to the Fund, is no longer a Portfolio Manager of the Fund.  Accordingly, all references to Mr. Sparks as a Portfolio Manager of the Fund in the Fund’s SAI are hereby removed.  Also effective February 15, 2018, Ms. Lisa Hornby, a Portfolio Manager for Schroder, has been added as a Portfolio Manager of the Fund.

The following disclosures are hereby revised to reflect the addition of Ms. Hornby as a Portfolio Manager of the Fund:

SAI

The section entitled “Management of the Fund – Portfolio Managers – Other Accounts Managed by the Portfolio Managers”, beginning on page 36 is amended to read as follows:

Other Accounts Managed by the Portfolio Managers

The table below identifies, for each Portfolio Manager of each Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  To the extent that any of these accounts are subject to an advisory fee based on account performance, this information is reflected in a separate table below.  Asset amounts have been rounded and are approximate as of August 31, 2017.

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Core Fixed Income Fund
Brandon R. Thomas (Adviser)	0	$0	0	$0	860	$316,226,562
Andrew Johnson (NBIA)	8	$5,905,000	35	$13,589,000	301	$27,702,000(1)
Thomas J. Marthaler (NBIA)	7	$5,895,000	13	$3,923,000	78	$21,313,000
Neil Sutherland (Schroder)	5	$573,862,823	4	$2,178,531,920	147	$13,754,398,701
Lisa Hornby(2) (Schroder)	2	$183,422,093	2	$476,571,767	145	$14,052,841,026

Diversified Equity Fund
Brandon R. Thomas (Adviser)	0	$0	0	$0	860	$316,226,562
Janis Zvingelis (Adviser)	0	$0	0	$0	860	$316,226,562

Fund and Portfolio Manager (Firm)	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Mark E. Donovan (Boston Partners)	3	$15,168,930,000	4	$3,486,690,000	224	$13,156,590,000
David J. Pyle (Boston Partners)	3	$15,168,930,000	4	$3,486,690,000	224	$13,156,590,000
Francis X. Morris (DIFA)	6	$4,200,000,000	1	$13,700,000	21	$1,140,000,000
Michael S. Morris (DIFA)	3	$3,800,000,000	1	$13,700,000	21	$1,140,000,000
Christopher S. Adams (DIFA)	3	$3,800,000,000	1	$13,700,000	21	$1,140,000,000
Donald G. Padilla (DIFA)	3	$3,800,000,000	1	$13,700,000	21	$1,140,000,000
David E. Reidinger (DIFA)	2	$3,100,000,000	1	$13,700,000	21	$1,140,000,000
Ronald P. Gala (Mellon)	18	$3,826,000	13	$492,000,000	47	$4,280,000
Michael P. Kaminski (Mellon)	18	$3,826,0000	13	$492,000,000	47	$4,280,000
William Cazalet (Mellon)	18	$3,826,0000	13	$492,000,000	47	$4,280,000
William J. Booth (Epoch)	5	$1,513,007,103	8	$5,907,674,492	14	$3,382,024,186
Glen Petraglia (Epoch)	1	$110,629,179	2	$1,889,655,390	0	$0
Lilian Quah (Epoch)	1	$110,629,179	3	$1,925,052,506	0	$0
William W. Priest (Epoch)	16	$13,520,879,018	35	$14,897,154,155	107	$13,855,755,746

(1)
A portion of certain accounts may be managed by other portfolio managers; however, the total assets of such accounts are included above even though the portfolio manager listed is not involved in the day-to-day management of the entire account.

(2)	Assets and amounts for Ms. Hornby are as of February 15, 2018.

The following table reflects information regarding accounts for which a Portfolio Manager has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance.  The Portfolio Managers not listed below reported that they do not provide day-to-day management of accounts with performance-based advisory fees.  Asset amounts have been rounded and are approximate as of August 31, 2017.

Fund and Portfolio Manager (Firm)	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Core Fixed Income Fund
Andrew Johnson (NBIA)	0	$0	4	$1,443,000	3	$1,395,000
Thomas J. Marthaler (NBIA)	0	$0	2	$1,177,000	0	$0
Neil Sutherland (Schroder)	0	$0	0	$0	5	$282,284,628
Lisa Hornby(1) (Schroder)	0	$0	0	$0	5	$303,388,508

Diversified Equity Fund
Mark E. Donovan (Boston Partners)	0	$0	0	$0	3	$156,840,000

David J. Pyle (Boston Partners)	0	$0	0	$0	3	$156,840,000
Francis X. Morris (DIFA)	0	$0	0	$0	1	$41,800,000
Michael S. Morris (DIFA)	0	$0	0	$0	1	$41,800,000
Christopher S. Adams (DIFA)	0	$0	0	$0	1	$41,800,000
Donald G. Padilla (DIFA)	0	$0	0	$0	1	$41,800,000
David E. Reidinger (DIFA)	0	$0	0	$0	1	$41,800,000
Ronald P. Gala (Mellon)	0	$0	0	$0	7	$671,000,000
Michael P. Kaminski (Mellon)	0	$0	0	$0	7	$671,000,000
William Cazalet (Mellon)	0	$0	0	$0	7	$671,000,000
William J. Booth (Epoch)	0	$0	0	$0	3	$510,477,142
William W. Priest (Epoch)	0	$0	1	$37,142,262	10	$1,449,275,819

(1)	Assets and amounts for Ms. Hornby are as of February 15, 2018.

Please retain this supplement with your SAI dated December 28, 2017.